SUBSEQUENT EVENTS (Details)		12 Months Ended
	Feb. 16, 2023 CAD ($) shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price, share options forfeited		$ 1.48
Stock option expired | Options		40,125	71,000
Weighted average exercise price, share option expired		$ 7.12	$ 6.91
Sale of lucky strike project | Warrior Gold
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in exchange of consideraton | shares	28,612,500
Percentage of net smelter return royalty	1.00%
Maximum Gross Proceeds from Private Placement | $	$ 10,000,000
Stock options forfeited / expired
Disclosure of non-adjusting events after reporting period [line items]
Share options forfeited | Options		1,875
Weighted average exercise price, share options forfeited		$ 8.98
Stock option expired | Options		261,000
Weighted average exercise price, share option expired		$ 6.79